Share-Based Payment (Details) - Schedule of number of share options and the weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Number Of Share Options And The Weighted Average Exercise Prices Abstract
Number of options, Share options outstanding at beginning of year	11,391,016	3,094,390
Weighted average exercise price, Share options outstanding at beginning of year	$ 0.69	$ 0.12
Number of options, Share options granted during the year	131,777	8,395,459
Weighted average exercise price, Share options granted during the year	$ 1.86	$ 1.84
Number of options, Share options exercised during the year	1,611,867
Weighted average exercise price, Share options exercised during the year	$ 0.47
Number of options, Share options forfeited during the year	1,446,852	16,472
Weighted average exercise price, Share options forfeited during the year	$ 1.23	$ 0.36
Number of options, Share options expired during the year	187,317	82,361
Weighted average exercise price, Share options expired during the year	$ 0.07	$ 0.004
Number of options, Share options outstanding at end of year	8,276,757	11,391,016
Weighted average exercise price, Share options outstanding at end of year	$ 1.59	$ 1.33
Number of options, Share options exercisable at end of year	7,810,728	4,276,682
Weighted average exercise price, Share options exercisable at end of year	$ 1.65	$ 1.19